Income Taxes - Sources and Movement in Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	$ 994	$ 1,169	$ 1,078
Recognized in net income	(87)	(116)	(50)
Recognized in OCI	33	(87)	(30)
Acquisitions			221
Other	43	1	(50)
Balance at end of year	986	994	1,169
Balance at beginning of year	(436)	(472)	(328)
Recognized in net income	(21)	47	29
Recognized in OCI	(7)	8	(16)
Acquisitions			(150)
Other	(38)	(19)	(7)
Balance at end of year	(507)	(436)	(472)
Net deferred tax assets	479	558	697
After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	997
Balance at end of year		997
Balance at beginning of year	(441)
Balance at end of year		(441)
IFRS15 [Member] | Impact of adopting IFRS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	3
Balance at end of year		3
Balance at beginning of year	(5)
Balance at end of year		(5)
IAS 39 [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		1,169
Balance at end of year			1,169
IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		1,196
Balance at end of year			1,196
IFRS9 [member] | Impact of adopting IFRS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		27
Balance at end of year			27
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	298	245	227
Recognized in net income	(124)	31	2
Recognized in OCI		1
Acquisitions			14
Other	(4)	14	2
Balance at end of year	170	298	245
Allowance for credit losses [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	298
Balance at end of year		298
Allowance for credit losses [member] | IAS 39 [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		245
Balance at end of year			245
Allowance for credit losses [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		252
Balance at end of year			252
Allowance for credit losses [member] | IFRS9 [member] | Impact of adopting IFRS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		7
Balance at end of year			7
Buildings and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	12	69	88
Recognized in net income	14	(53)	(14)
Other	21	(4)	(5)
Balance at end of year	47	12	69
Buildings and equipment [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	12
Balance at end of year		12
Buildings and equipment [member] | IAS 39 [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		69
Balance at end of year			69
Buildings and equipment [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		69
Balance at end of year			69
Pension and employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	437	559	520
Recognized in net income	46	(45)	19
Recognized in OCI	83	(87)	(49)
Acquisitions			86
Other	1	10	(17)
Balance at end of year	567	437	559
Pension and employee benefits [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	437
Balance at end of year		437
Pension and employee benefits [member] | IAS 39 [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		559
Balance at end of year			559
Pension and employee benefits [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		559
Balance at end of year			559
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	16	47	31
Recognized in net income	3	(31)	15
Other	1		1
Balance at end of year	20	16	47
Provisions [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	16
Balance at end of year		16
Provisions [member] | IAS 39 [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		47
Balance at end of year			47
Provisions [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		47
Balance at end of year			47
Financial instrument revaluation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	66	124	25
Recognized in net income	(32)	(60)	(26)
Recognized in OCI	(50)	(1)	19
Acquisitions			111
Other	17	(17)	(5)
Balance at end of year	1	66	124
Financial instrument revaluation [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	66
Balance at end of year		66
Financial instrument revaluation [member] | IAS 39 [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		124
Balance at end of year			124
Financial instrument revaluation [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		144
Balance at end of year			144
Financial instrument revaluation [member] | IFRS9 [member] | Impact of adopting IFRS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		20
Balance at end of year			20
Tax loss carry-forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	38	18	70
Recognized in net income	(14)	20	(49)
Other			(3)
Balance at end of year	24	38	18
Tax loss carry-forwards [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	38
Balance at end of year		38
Tax loss carry-forwards [member] | IAS 39 [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		18
Balance at end of year			18
Tax loss carry-forwards [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		18
Balance at end of year			18
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	127	107	117
Recognized in net income	20	22	3
Acquisitions			10
Other	7	(2)	(23)
Balance at end of year	157	127	107
Others [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	130
Balance at end of year		130
Others [member] | IFRS15 [Member] | Impact of adopting IFRS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	3
Balance at end of year		3
Others [member] | IAS 39 [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		107
Balance at end of year			107
Others [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		107
Balance at end of year			107
Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(287)	(329)	(158)
Recognized in net income	(16)	53	(19)
Acquisitions			(143)
Other	(12)	(11)	(9)
Balance at end of year	(315)	(287)	(329)
Intangible assets [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(287)
Balance at end of year		(287)
Buildings and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(47)	(52)	(45)
Recognized in net income	(12)		(3)
Acquisitions			(7)
Other	(9)	5	3
Balance at end of year	(68)	(47)	(52)
Buildings and equipment [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(47)
Balance at end of year		(47)
Pension and employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(11)	(10)	(8)
Recognized in net income	(1)	3	1
Recognized in OCI	(6)	(3)	(5)
Other	9	(1)	2
Balance at end of year	(9)	(11)	(10)
Pension and employee benefits [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(11)
Balance at end of year		(11)
Goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(85)	(93)	(88)
Recognized in net income	(1)	1	(5)
Other	2	7
Balance at end of year	(84)	(85)	(93)
Goodwill [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(85)
Balance at end of year		(85)
Financial instrument revaluation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(12)	(17)	(54)
Recognized in net income	(4)	3	36
Recognized in OCI		(2)	(13)
Other	(9)	4	14
Balance at end of year	(25)	(12)	(17)
Financial instrument revaluation [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(12)
Balance at end of year		(12)
Foreign currency [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		(1)	24
Recognized in net income
Other		1	(25)
Balance at end of year			(1)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	6	30	1
Recognized in net income	13	(13)	19
Recognized in OCI	(1)	13	2
Other	(19)	(24)	8
Balance at end of year	(6)	6	$ 30
Others [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	1
Balance at end of year		1
Others [member] | IFRS15 [Member] | Impact of adopting IFRS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	$ (5)
Balance at end of year		$ (5)